Schedule of intangible asset amortisation rate (Details)	12 Months Ended
Jun. 30, 2025
Brand names [member]
IfrsStatementLineItems [Line Items]
Intangible asset amortisation rate	10.00%
Technology-based intangible assets [member]
IfrsStatementLineItems [Line Items]
Intangible asset amortisation rate	16.67%
Websites [member]
IfrsStatementLineItems [Line Items]
Intangible asset amortisation rate	20.00%
Capitalised development expenditure [member]
IfrsStatementLineItems [Line Items]
Intangible asset amortisation rate	25.00%